                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4975
--------------------------------------------------------------------------------
                              MFS SERIES TRUST VII
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                   Date of fiscal year end: November 30, 2002
--------------------------------------------------------------------------------
                     Date of reporting period: May 31, 2003
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
SEMIANNUAL REPORT 5/31/03

MFS(R) CAPITAL OPPORTUNITIES FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) CAPITAL OPPORTUNITIES FUND

The fund seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              19
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     37
----------------------------------------------------
TRUSTEES AND OFFICERS                             45
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       47
----------------------------------------------------
CONTACT INFORMATION                               48
----------------------------------------------------
ASSET ALLOCATION                                  49

-------------------------------------------------------------------------------
NOT FDIC INSURED                 AY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    June 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Worries of the impending war with Iraq and its potential economic impact dominated investor sentiment during the period. These concerns contributed to a market downturn during the first few months of the year. Just prior to the start of the war, however, investors began to anticipate future economic improvement and drove stock prices up dramatically despite questionable evidence to support such an outcome.

STRENGTH FROM RETAIL, ENERGY, AND LEISURE HOLDINGS

Retail, energy, and leisure stocks were the fund's best-performing groups for the period. Standouts among retail holdings included Home Depot and Sears. As the period began, Home Depot's stock price was significantly depressed because of weak comparable store sales and concerns about management's ability to execute its business strategy. However, sales thus far in 2003 exceeded many analysts' low expectations helped, in part, by the company's exclusive arrangement with lawn care equipment manufacturer John Deere and strength in its appliance sales. (The fund briefly owned stock in John Deere but sold the position when the stock reached its objectives.) Shares of Sears reacted very positively to the announcement that it would be selling its credit card portfolio, thereby eliminating a major concern of investors and highlighting the stock's attractive price.

The fund's energy holdings in North American natural gas companies were a plus for fund performance. Natural gas has been, and continues to be, in very short supply at this writing. This situation has created a very positive price environment for such companies.

-------------------------------------------------

TOP 5 STOCK HOLDINGS
5/31/03

PFIZER, INC.                               2.9%
Global pharmaceutical company
-------------------------------------------------
AT&T WIRELESS SERVICES, INC.               2.9%
Wireless communications service
provider
-------------------------------------------------
VIACOM, INC.                               2.7%
Diversified worldwide entertainment
company
-------------------------------------------------
CITIGROUP, INC.                            2.6%
Diversified global financial services
holding company
-------------------------------------------------
MICROSOFT CORP.                            2.4%
Software developer
-------------------------------------------------
The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------

Broadcast and cable TV companies turned in strong relative performance for the period, particularly Comcast and Echostar Communications. Throughout the period, Comcast exceeded investor expectations for new subscriber additions and started to reap benefits from its acquisition of AT&T Broadband. Both developments contributed to stronger earnings and a higher stock price for the company. Subscriber growth and lower subscriber turnover also helped drive earnings growth at Echostar. Investors gave the company's stock price an added boost when its pending acquisition of Direct TV was cancelled. (Direct TV is not owned by the fund).

DETRACTORS FROM PERFORMANCE

The fund's underweighting in financial services stocks was the largest detractor from fund performance. Financial services stocks were buoyed by continued strength in the mortgage market, the potential for improving credit quality and the recently approved dividend tax cuts, which favored bank stocks that typically have yielded more than many stocks in the S&P 500. Although we did not own enough financial stocks to benefit fully from those trends, the financials we did own performed well.

Individual securities that detracted from performance included Telephone and Data Systems in utilities and communications, Network Associates in technology, and Owens Illinois in basic materials. Questions about management strategy and the general malaise in the telecommunications industry hurt Telephone and Data Systems. We continue to own the stock because we believe the company is underpriced relative to the value of its assets despite these concerns.

Network Associates missed its earnings estimates and is being investigated for past accounting practices. However, we like the company's lineup of new products and believe its stock is attractively priced.

Owens Illinois, a plastic and glass packaging company, has been a victim of higher natural gas and oil prices. Natural gas powers its factories and oil is a key ingredient in many of its products. We believe that investors have been too pessimistic about the company's prospects.

/s/ Irfan Ali                             /s/ Kenneth J. Enright

    Irfan Ali                                 Kenneth J. Enright
    Portfolio Manager                         Portfolio Manager

Note to Shareholders: In October 2002, MFS named Irfan Ali and Kenneth Enright portfolio managers of the fund which was previously managed by Maura A. Shaughnessy.


The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 5/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

TOTAL RETURNS

------------------------
Average annual without
sales charge
------------------------

             Class
  Share    inception
  class      date       6-mo        1-yr         3-yr       5-yr       10-yr
------------------------------------------------------------------------------
    A       6/13/83      --          -13.72%     -18.95%     -2.52%      9.04%
------------------------------------------------------------------------------
    B       9/7/93       --          -14.35%     -19.55%     -3.24%      8.22%
------------------------------------------------------------------------------
    C       4/1/96       --        -14.34%       -19.54%     -3.24%      8.46%
------------------------------------------------------------------------------
    I       1/2/97       --        -13.40%       -18.71%     -2.25%      9.22%
------------------------------------------------------------------------------
    R      12/31/02      --        -13.72%       -18.95%     -2.52%      9.04%
------------------------------------------------------------------------------
  529A      7/31/02      --        -13.88%       -19.00%     -2.56%      9.01%
------------------------------------------------------------------------------
  529B      7/31/02      --        -14.31%       -19.13%     -2.65%      8.96%
------------------------------------------------------------------------------
  529C      7/31/02      --        -14.37%       -19.15%     -2.67%      8.95%
------------------------------------------------------------------------------

Comparative benchmarks

------------------------
Average Annual
------------------------

------------------------------------------------------------------------------
Average multi-cap
core fund+                4.75%       -8.84%      -8.87%      0.01%      8.68%
------------------------------------------------------------------------------
Standard & Poor's
500 Stock Index#          3.86%       -8.07%     -10.85%     -1.07%      9.93%

------------------------------------------------------------------------------

------------------------
Average annual with
sales charge
------------------------

  Share
  class                 6-mo        1-yr         3-yr       5-yr       10-yr
------------------------------------------------------------------------------
    A                    --          -18.68%     -20.53%     -3.67%      8.39%
------------------------------------------------------------------------------
    B                    --          -17.78%     -20.28%     -3.52%      8.22%
------------------------------------------------------------------------------
    C                    --          -15.19%     -19.54%     -3.24%      8.46%
------------------------------------------------------------------------------
  529A                   --          -18.83%     -20.58%     -3.70%      8.37%
------------------------------------------------------------------------------
  529B                   --          -17.52%     -19.82%     -2.92%      8.96%
------------------------------------------------------------------------------
  529C                   --          -15.16%     -19.15%     -2.67%      8.95%

------------------------------------------------------------------------------

  I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
    A                     2.98%      -13.72%     -46.75%    -11.97%    137.51%
------------------------------------------------------------------------------
    B                     2.65%      -14.35%     -47.92%    -15.16%    120.33%
------------------------------------------------------------------------------
    C                     2.67%      -14.34%     -47.91%    -15.20%    125.28%
------------------------------------------------------------------------------
    I                     3.25%      -13.40%     -46.28%    -10.77%    141.45%
------------------------------------------------------------------------------
    R                     2.98%      -13.72%     -46.75%    -11.97%    137.51%
------------------------------------------------------------------------------
  529A                    2.88%      -13.88%     -46.85%    -12.14%    137.05%
------------------------------------------------------------------------------
  529B                    2.55%      -14.31%     -47.11%    -12.58%    135.88%
------------------------------------------------------------------------------
  529C                    2.45%      -14.37%     -47.15%    -12.64%    135.72%

------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

STANDARD & POOR'S 500 STOCK INDEX - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 5/31/03
----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.9%
----------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
----------------------------------------------------------------------------------------------------
U.S. Stocks - 95.0%
----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.5%
----------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                          405,250            $14,289,115
----------------------------------------------------------------------------------------------------

Aerospace - 0.1%
----------------------------------------------------------------------------------------------------
Boeing Co.                                                           111,800             $3,428,906
----------------------------------------------------------------------------------------------------

Apparel & Textiles - 0.2%
----------------------------------------------------------------------------------------------------
Reebok International Ltd.*                                           152,900             $4,846,930
----------------------------------------------------------------------------------------------------

Automotive - 0.4%
----------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                240,200            $10,126,832
----------------------------------------------------------------------------------------------------

Banks & Credit Cos. - 1.3%
----------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                           386,200            $11,176,628
----------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                          789,600             23,348,472
----------------------------------------------------------------------------------------------------
                                                                                        $34,525,100
----------------------------------------------------------------------------------------------------
Biotechnology - 2.4%
----------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                            432,100            $19,250,055
----------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                         421,400             27,268,794
----------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                     310,300             19,427,883
----------------------------------------------------------------------------------------------------
                                                                                        $65,946,732
----------------------------------------------------------------------------------------------------
Business Services - 2.8%
----------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., "A"*                             107,000             $4,958,380
----------------------------------------------------------------------------------------------------
ARAMARK Corp.*                                                       768,300             16,126,617
----------------------------------------------------------------------------------------------------
BISYS Group, Inc.*                                                   909,000             16,362,000
----------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                   243,700              8,607,484
----------------------------------------------------------------------------------------------------
First Data Corp.                                                     342,700             14,194,634
----------------------------------------------------------------------------------------------------
SunGuard Data Systems, Inc.*                                         621,700             14,299,100
----------------------------------------------------------------------------------------------------
                                                                                        $74,548,215
----------------------------------------------------------------------------------------------------
Chemicals - 0.3%
----------------------------------------------------------------------------------------------------
Lyondell Petrochemical Co.                                           553,400             $7,968,960
----------------------------------------------------------------------------------------------------

Computer Hardware - Systems - 1.4%
----------------------------------------------------------------------------------------------------
Dell Computer Corp.*                                                 211,400             $6,614,706
----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                345,200             30,391,408
----------------------------------------------------------------------------------------------------
                                                                                        $37,006,114
----------------------------------------------------------------------------------------------------
Computer Software - 4.5%
----------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.*                                        656,600             $9,126,740
----------------------------------------------------------------------------------------------------
Network Associates, Inc.*                                          2,014,310             24,453,723
----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                      3,362,900             43,751,329
----------------------------------------------------------------------------------------------------
Peoplesoft, Inc.*                                                  1,107,100             18,112,156
----------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                              914,713             25,383,286
----------------------------------------------------------------------------------------------------
                                                                                       $120,827,234
----------------------------------------------------------------------------------------------------
Computer Software - Personal Computers - 2.4%
----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                    2,555,780            $62,897,746
----------------------------------------------------------------------------------------------------
Symantec Corp.*                                                       58,800              2,658,936
----------------------------------------------------------------------------------------------------
                                                                                        $65,556,682
----------------------------------------------------------------------------------------------------
Computer Software - Services - 0.1%
----------------------------------------------------------------------------------------------------
Avid Technology, Inc.*                                               108,300             $3,654,042
----------------------------------------------------------------------------------------------------

Conglomerates - 3.0%
----------------------------------------------------------------------------------------------------
General Electric Co.                                               1,511,400            $43,377,180
----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                            2,161,762             38,263,187
----------------------------------------------------------------------------------------------------
                                                                                        $81,640,367
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.2%
----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                  267,600            $16,307,544
----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                 299,300             15,542,649
----------------------------------------------------------------------------------------------------
                                                                                        $31,850,193
----------------------------------------------------------------------------------------------------
Containers - 1.3%
----------------------------------------------------------------------------------------------------
Owens Illinois, Inc.*                                              1,676,100            $19,191,345
----------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                     1,061,000             15,724,020
----------------------------------------------------------------------------------------------------
                                                                                        $34,915,365
----------------------------------------------------------------------------------------------------
Electronics - 2.9%
----------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                647,100            $24,945,705
----------------------------------------------------------------------------------------------------
Linear Technology Corp.                                              349,000             12,689,640
----------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                      294,800             11,559,108
----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                              462,100             16,011,765
----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                              588,200             12,058,100
----------------------------------------------------------------------------------------------------
                                                                                        $77,264,318
----------------------------------------------------------------------------------------------------
Energy - 1.8%
----------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                   492,300            $25,599,600
----------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                           673,100             22,710,394
----------------------------------------------------------------------------------------------------
                                                                                        $48,309,994
----------------------------------------------------------------------------------------------------
Entertainment - 5.2%
----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                             1,702,000            $25,904,440
----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.*                                  429,400             17,476,580
----------------------------------------------------------------------------------------------------
MGM Mirage, Inc.*                                                     48,500              1,370,125
----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"*                                                 1,569,949             71,464,078
----------------------------------------------------------------------------------------------------
Walt Disney Co.                                                      597,866             11,748,067
----------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                  351,900             11,915,334
----------------------------------------------------------------------------------------------------
                                                                                       $139,878,624
----------------------------------------------------------------------------------------------------
Financial Institutions - 9.9%
----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                    1,692,305            $69,418,351
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                     613,800             36,711,378
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                                      184,700             13,667,800
----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                            235,500             19,193,250
----------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                             522,300             17,162,778
----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                             1,584,990             43,064,178
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                          1,256,000             54,384,800
----------------------------------------------------------------------------------------------------
SLM Corp.                                                            103,000             12,360,000
----------------------------------------------------------------------------------------------------
                                                                                       $265,962,535
----------------------------------------------------------------------------------------------------
Food & Beverage Products - 0.6%
----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                        377,000            $16,663,400
----------------------------------------------------------------------------------------------------

Forest & Paper Products - 0.6%
----------------------------------------------------------------------------------------------------
Bowater, Inc.                                                        436,900            $17,122,111
----------------------------------------------------------------------------------------------------

Industrial Gases - 0.5%
----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                        214,890            $12,891,251
----------------------------------------------------------------------------------------------------

Insurance - 6.3%
----------------------------------------------------------------------------------------------------
Allstate Corp.                                                       720,300            $25,923,597
----------------------------------------------------------------------------------------------------
American International Group, Inc.                                   178,350             10,322,898
----------------------------------------------------------------------------------------------------
Chubb Corp.                                                           70,400              4,507,712
----------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                              997,850             46,539,724
----------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                          295,100             14,793,363
----------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., "A"                             272,900              8,803,754
----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp.                                  2,846,406             46,481,810
----------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                  908,810             11,723,649
----------------------------------------------------------------------------------------------------
                                                                                       $169,096,507
----------------------------------------------------------------------------------------------------
Machinery - 0.3%
----------------------------------------------------------------------------------------------------
Danaher Corp.                                                        133,020             $8,901,698
----------------------------------------------------------------------------------------------------

Medical & Health Products - 1.6%
----------------------------------------------------------------------------------------------------
Baxter International, Inc.                                           724,288            $18,353,458
----------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.*                                          192,400              7,343,908
----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                335,590             18,239,317
----------------------------------------------------------------------------------------------------
                                                                                        $43,936,683
----------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 0.5%
----------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                      283,100            $13,795,463
----------------------------------------------------------------------------------------------------

Metals & Minerals - 1.3%
----------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                        1,168,300            $28,751,863
----------------------------------------------------------------------------------------------------
Phelps Dodge Corp.*                                                  196,100              7,147,845
----------------------------------------------------------------------------------------------------
                                                                                        $35,899,708
----------------------------------------------------------------------------------------------------
Oil Services - 4.7%
----------------------------------------------------------------------------------------------------
BJ Services Co.*                                                     457,400            $18,620,754
----------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                386,600             21,104,494
----------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                1,157,382             28,795,664
----------------------------------------------------------------------------------------------------
Noble Corp.*                                                       1,048,700             37,396,642
----------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                    445,000             21,635,900
----------------------------------------------------------------------------------------------------
                                                                                       $127,553,454
----------------------------------------------------------------------------------------------------
Oils - 0.5%
----------------------------------------------------------------------------------------------------
Conoco Phillips, Inc.                                                241,800            $13,049,946
----------------------------------------------------------------------------------------------------

Pharmaceuticals - 7.6%
----------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                      516,500            $30,871,205
----------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                       225,481             10,708,093
----------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                    365,000             20,286,700
----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                       2,508,015             77,798,625
----------------------------------------------------------------------------------------------------
Schering Plough Corp.                                              2,574,900             47,506,905
----------------------------------------------------------------------------------------------------
Wyeth Corp.                                                          393,429             17,251,862
----------------------------------------------------------------------------------------------------
                                                                                       $204,423,390
----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.5%
----------------------------------------------------------------------------------------------------
E.W. Scripps Co.                                                      63,350             $5,579,235
----------------------------------------------------------------------------------------------------
New York Times Co., "A"                                              413,200             19,792,280
----------------------------------------------------------------------------------------------------
Tribune Co.                                                          275,600             13,746,928
----------------------------------------------------------------------------------------------------
                                                                                        $39,118,443
----------------------------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.7%
----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                        665,200            $19,277,496
----------------------------------------------------------------------------------------------------

Restaurants & Lodging - 1.7%
----------------------------------------------------------------------------------------------------
Brinker International, Inc.*                                         134,700             $4,691,601
----------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                1,000,700             13,869,702
----------------------------------------------------------------------------------------------------
McDonald's Corp.                                                     893,900             16,742,747
----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                             298,600             11,033,270
----------------------------------------------------------------------------------------------------
                                                                                        $46,337,320
----------------------------------------------------------------------------------------------------
Retail - 8.5%
----------------------------------------------------------------------------------------------------
CVS Corp.                                                            348,400             $9,093,240
----------------------------------------------------------------------------------------------------
Gap, Inc.                                                            194,100              3,299,700
----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                   1,380,500             44,852,445
----------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                        123,400              6,459,990
----------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                 765,800             11,686,108
----------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                  167,400              5,673,186
----------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                 494,500              9,944,395
----------------------------------------------------------------------------------------------------
Sears, Roebuck & Co.                                               2,063,100             61,851,738
----------------------------------------------------------------------------------------------------
Staples, Inc.*                                                       196,400             $3,808,196
----------------------------------------------------------------------------------------------------
Target Corp.                                                         569,700             20,868,111
----------------------------------------------------------------------------------------------------
The TJX Cos., Inc.                                                   296,600              5,398,120
----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                650,000             34,196,500
----------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.*                                               408,700             11,619,341
----------------------------------------------------------------------------------------------------
                                                                                       $228,751,070
----------------------------------------------------------------------------------------------------
Supermarkets - 1.2%
----------------------------------------------------------------------------------------------------
Kroger Co.*                                                        1,977,600            $31,740,480
----------------------------------------------------------------------------------------------------

Telecommunications - 11.4%
----------------------------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.*                                 542,300            $10,227,778
----------------------------------------------------------------------------------------------------
AT&T Corp.                                                         1,037,560             20,222,044
----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.*                                      9,972,400             77,485,548
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                               2,332,100             37,966,588
----------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                        1,671,500             48,172,630
----------------------------------------------------------------------------------------------------
Cox Communications, Inc.*                                            298,900              9,259,922
----------------------------------------------------------------------------------------------------
EchoStar Communications Corp.*                                       422,200             14,177,476
----------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                        85,400              2,867,732
----------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                             317,900              8,093,734
----------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*                                          1,618,500              7,218,510
----------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                       585,100             28,523,625
----------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                       1,176,835             44,543,205
----------------------------------------------------------------------------------------------------
Winstar Communications, Inc.*                                      1,151,449                  2,303
----------------------------------------------------------------------------------------------------
                                                                                       $308,761,095
----------------------------------------------------------------------------------------------------
Transportation - 0.5%
----------------------------------------------------------------------------------------------------
Fedex Corp.                                                           63,900             $4,088,322
----------------------------------------------------------------------------------------------------
United Parcel Service, Inc.                                          148,400              9,264,612
----------------------------------------------------------------------------------------------------
                                                                                        $13,352,934
----------------------------------------------------------------------------------------------------
Utilities - Electric - 3.3%
----------------------------------------------------------------------------------------------------
Calpine Corp.*                                                     6,346,600            $33,002,320
----------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                    646,900             12,536,922
----------------------------------------------------------------------------------------------------
NiSource, Inc.                                                     1,184,496             23,227,967
----------------------------------------------------------------------------------------------------
TXU Corp.                                                          1,057,800             21,409,872
----------------------------------------------------------------------------------------------------
                                                                                        $90,177,081
----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                    $2,563,395,788
----------------------------------------------------------------------------------------------------

Foreign Stocks - 2.9%
----------------------------------------------------------------------------------------------------
Bermuda - 1.8%
----------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                             630,500            $11,046,360
----------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                 562,520             20,531,980
----------------------------------------------------------------------------------------------------
XL Capital Ltd. (Insurance)                                          191,350             16,657,017
----------------------------------------------------------------------------------------------------
                                                                                        $48,235,357
----------------------------------------------------------------------------------------------------
Netherlands - 0.6%
----------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                                727,800            $16,601,118
----------------------------------------------------------------------------------------------------

Switzerland
----------------------------------------------------------------------------------------------------
Alcon, Inc. (Medical & Health Products)                                4,780               $203,150
----------------------------------------------------------------------------------------------------

United Kingdom - 0.5%
----------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Oils)                                             328,200            $13,748,298
----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                    $78,787,923
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,433,582,099)                                       $2,642,183,711
----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 0.1%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                  3,724,673             $3,724,673
----------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.2%
----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
                                                            (000 Omitted)
----------------------------------------------------------------------------------------------------
Federal National Mortgage Association Discount Notes,
due 6/02/03                                                          $39,048            $39,046,644
----------------------------------------------------------------------------------------------------
Prudential Funding Corp., due 6/02/03                                 19,983             19,982,251
----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                         $59,028,895
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,496,335,667)                                  $2,704,937,279
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.2)%                                                  (6,613,916)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $2,698,323,363
----------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.


---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 5/31/03

ASSETS

Investment, at value, including $3,633,665 of
securities on loan (identified cost, $2,496,335,667)       $2,704,937,279
---------------------------------------------------------------------------------------------------
Cash                                                                  697
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                38,148,487
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                 4,345,634
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                               2,795,451
---------------------------------------------------------------------------------------------------
Other assets                                                       16,664
---------------------------------------------------------------------------------------------------
Total assets                                                                        $2,750,244,212
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                             $35,585,418
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                             11,544,483
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      3,724,673
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                  103,389
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  16,103
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                     79,738
---------------------------------------------------------------------------------------------------
  Program manager fee                                                   2
---------------------------------------------------------------------------------------------------
  Administrative fee                                                2,397
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                            864,646
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $51,920,849
---------------------------------------------------------------------------------------------------
Net assets                                                                          $2,698,323,363
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                            $5,802,902,978
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies               208,601,612
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                              (3,312,032,811)
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                (1,148,416)
---------------------------------------------------------------------------------------------------
Net assets                                                                          $2,698,323,363
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                              267,506,425
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                               $1,545,203,038
---------------------------------------------------------------------------------------------------
  Shares outstanding                                          148,738,852
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.39
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.39)                                               $11.01
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                 $848,974,128
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           87,743,390
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $9.68
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                 $235,599,212
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           24,478,473
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $9.62
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                  $68,398,647
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            6,530,751
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $10.47
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                      $10,912
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                1,051
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price
  per share                                                                                 $10.38
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares
  Net assets                                                      $48,091
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                4,640
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.36
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.36)                                               $10.99
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                      $50,305
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                5,205
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $9.66
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                      $39,030
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                4,063
---------------------------------------------------------------------------------------------------
  Net asset value and offering price price per share                                         $9.61
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A, and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 5/31/03

NET INVESTMENT INCOME (LOSS)
Income
---------------------------------------------------------------------------------------------------
  Dividends                                                      $18,528,379
---------------------------------------------------------------------------------------------------
  Interest                                                           396,647
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (36,611)
---------------------------------------------------------------------------------------------------
Total investment income                                                                 $18,888,415
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                  $9,751,791
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                              33,501
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  1,341,903
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           1,841,956
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           4,089,909
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           1,168,104
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                  14
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                               57
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              172
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              152
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                        41
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                        43
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                        38
---------------------------------------------------------------------------------------------------
  Administrative fee                                                 174,994
---------------------------------------------------------------------------------------------------
  Custodian fee                                                      276,405
---------------------------------------------------------------------------------------------------
  Printing                                                           114,515
---------------------------------------------------------------------------------------------------
  Postage                                                            245,210
---------------------------------------------------------------------------------------------------
  Auditing fees                                                       17,142
---------------------------------------------------------------------------------------------------
  Legal fees                                                           5,070
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                    1,575,982
---------------------------------------------------------------------------------------------------
Total expenses                                                   $20,636,999
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (225,546)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                       (559,173)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $19,852,280
---------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(963,865)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                      $(114,362,677)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       11,875
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                          $(114,350,802)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                   $165,066,184
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                          (1,476)
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                            $165,064,708
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                        $50,713,906
---------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                  $49,750,041
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                 SIX MONTHS                 YEAR
                                                                    ENDED                   ENDED
                                                                   5/31/03                11/30/02
                                                                 (UNAUDITED)
OPERATIONS
Net investment loss                                                   $(963,865)           $(19,653,890)
--------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                       (114,350,802)         (1,423,979,248)
--------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                         165,064,708             342,148,176
-------------------------------------------------------------     -------------         ---------------
Increase (decrease) in net assets from operations                   $49,750,041         $(1,101,484,962)
-------------------------------------------------------------     -------------         ---------------
Net decrease in net assets from fund share transactions           $(320,070,288)          $(809,968,246)
-------------------------------------------------------------     -------------         ---------------
Total decrease in net assets                                      $(270,320,247)        $(1,911,453,208)
-------------------------------------------------------------     -------------         ---------------

NET ASSETS

At beginning of period                                           $2,968,643,610          $4,880,096,818
--------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $1,148,416 and $184,551, respectively)                        $2,698,323,363          $2,968,643,610
--------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).

                                SIX MONTHS                                       YEAR ENDED 11/30
                                  ENDED         --------------------------------------------------------------------------------
                                 5/31/03                2002             2001             2000           1999          1998
CLASS A                        (UNAUDITED)

Net asset value,
beginning of period               $10.08               $13.08           $18.67           $21.77          $16.60       $15.23
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income
  (loss)(S)                        $0.01               $(0.02)          $(0.05)          $(0.07)         $(0.06)      $(0.01)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                  0.30                (2.98)           (3.52)            0.29            6.13         3.02
-------------------------------   ------               ------           ------           ------          ------       ------
Total from investment
operations                         $0.31               $(3.00)          $(3.57)           $0.22           $6.07        $3.01
-------------------------------   ------               ------           ------           ------          ------       ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment
  income                             $--                  $--              $--              $--             $--       $(0.03)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                   --                   --               --               --              --        (0.00)+++
-------------------------------   ------               ------           ------           ------          ------       ------
  From net realized gain
  on investments and
  foreign currency
  transactions                        --                   --            (1.94)           (3.32)          (0.90)       (1.61)
-------------------------------   ------               ------           ------           ------          ------       ------
  In excess of net
  realized gain on
  investments and foreign
  currency transactions               --                   --            (0.08)              --              --           --
-------------------------------   ------               ------           ------           ------          ------       ------
  Total distributions
  declared to shareholders           $--                  $--           $(2.02)          $(3.32)         $(0.90)      $(1.64)
-------------------------------   ------               ------           ------           ------          ------       ------
Net asset value, end
of period                         $10.39               $10.08           $13.08           $18.67          $21.77       $16.60
-------------------------------   ------               ------           ------           ------          ------       ------
Total return (%)(+)                 2.98++             (22.94)          (22.08)            0.58           38.59        22.21
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                       YEAR ENDED 11/30
                                     ENDED           ---------------------------------------------------------------------------
                                    5/31/03               2002             2001            2000           1999          1998
CLASS A (CONTINUED)               (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(S):
Expenses##                          1.25+                1.23             1.18             1.11            1.18         1.23
--------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                              0.23+               (0.18)           (0.35)           (0.31)          (0.33)       (0.06)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    30                   95              111              117             155          123
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)          $1,545,203           $1,678,738       $2,604,397       $2,885,714      $1,769,925     $923,779
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. Certain prior year amounts have been reclassified to conform to the current year's presentation. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment income
(loss)                             $0.01               $(0.03)          $(0.07)          $(0.09)         $(0.07)         $--
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                          1.29+                1.30             1.27             1.20            1.22           --
--------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                              0.19+               (0.25)           (0.44)           (0.40)          (0.37)          --
--------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                             SIX MONTHS                                          YEAR ENDED 11/30
                                ENDED          ---------------------------------------------------------------------------------
                               5/31/03              2002            2001             2000             1999           1998
CLASS B                      (UNAUDITED)
Net asset value,
beginning of period              $9.42             $12.32           $17.71           $20.83           $15.94         $14.77
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss           $(0.02)            $(0.10)          $(0.16)          $(0.22)          $(0.19)        $(0.12)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                0.28              (2.80)           (3.34)            0.31             5.88           2.90
---------------------------     ------             ------           ------           ------           ------         ------
Total from investment
operations                       $0.26             $(2.90)          $(3.50)           $0.09            $5.69          $2.78
---------------------------     ------             ------           ------           ------           ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain
  on investments and
  foreign currency
  transactions                     $--                $--           $(1.81)          $(3.21)          $(0.80)        $(1.61)
---------------------------     ------             ------           ------           ------           ------         ------
  In excess of net
  realized gain on
  investments and foreign
  currency transactions             --                 --            (0.08)              --               --             --
---------------------------     ------             ------           ------           ------           ------         ------
  Total distributions
  declared to shareholders         $--                $--           $(1.89)          $(3.21)          $(0.80)        $(1.61)
---------------------------     ------             ------           ------           ------           ------         ------
Net asset value, end
of period                        $9.68              $9.42           $12.32           $17.71           $20.83         $15.94
---------------------------     ------             ------           ------           ------           ------         ------
Total return (%)                  2.65++           (23.54)          (22.67)           (0.16)           37.57          21.32
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                        YEAR ENDED 11/30
                                    ENDED            ---------------------------------------------------------------------------
                                   5/31/03           2002            2001             2000            1999           1998
CLASS B (CONTINUED)              (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(S):
Expenses##                        2.00+              1.98             1.93             1.86             1.93           1.98
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss              (0.53)+            (0.94)           (1.10)           (1.06)           (1.08)         (0.81)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                  30                 95              111              117              155            123
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)          $848,974           $936,956       $1,606,753       $1,992,463       $1,204,159       $658,056
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. Certain prior year amounts have been reclassified to conform to the current year's presentation. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment loss             $(0.02)            $(0.11)          $(0.17)          $(0.24)          $(0.20)           $--
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                        2.04+              2.05             2.02             1.95             1.97             --
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss              (0.57)+            (1.01)           (1.19)           (1.15)           (1.12)            --
--------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued
                                    SIX MONTHS                                       YEAR ENDED 11/30
                                      ENDED            -------------------------------------------------------------------------
                                     5/31/03            2002            2001             2000           1999            1998
CLASS C                            (UNAUDITED)
Net asset value, beginning of
period                               $9.37             $12.25           $17.64          $20.78          $15.91          $14.74
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss               $(0.02)            $(0.10)          $(0.16)         $(0.22)         $(0.19)         $(0.12)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                0.27              (2.78)           (3.32)           0.30            5.87            2.90
-------------------------------     ------             ------           ------          ------          ------          ------
Total from investment
operations                           $0.25             $(2.88)          $(3.48)          $0.08           $5.68           $2.78
-------------------------------     ------             ------           ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $--                $--              $--             $--             $--             $--
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                 --                 --            (1.83)          (3.22)          (0.81)          (1.61)
-------------------------------     ------             ------           ------          ------          ------          ------
  In excess of net realized
  gains on investments and
  foreign currency
  transactions                          --                 --            (0.08)             --              --              --
-------------------------------     ------             ------           ------          ------          ------          ------
  Total distributions declared
  to shareholders                      $--                $--           $(1.91)         $(3.22)         $(0.81)         $(1.61)
-------------------------------     ------             ------           ------          ------          ------          ------
Net asset value, end
of period                            $9.62              $9.37           $12.25          $17.64          $20.78          $15.91
-------------------------------     ------             ------           ------          ------          ------          ------
Total return (%)                      2.67++           (23.51)          (22.72)          (0.14)          37.59           21.28
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                      SIX MONTHS                                      YEAR ENDED 11/30
                                        ENDED            -----------------------------------------------------------------------
                                       5/31/03           2002             2001           2000           1999             1998
CLASS C (CONTINUED)                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(S):

Expenses##                             2.00+             1.98             1.93            1.86            1.93            1.98
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   (0.53)+           (0.95)           (1.10)          (1.04)          (1.08)          (0.82)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   30                95              111             117             155             123
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $235,599          $275,361         $550,351        $685,791        $273,038        $119,966
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. Certain prior year amounts have been reclassified to conform to the current year's presentation. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                  $(0.02)           $(0.11)          $(0.17)         $(0.24)         $(0.20)            $--
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                             2.04+             2.05             2.02            1.95            1.97              --
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   (0.57)+           (1.02)           (1.19)          (1.13)          (1.12)             --
--------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                                     YEAR ENDED 11/30
                                    SIX MONTHS
                                      ENDED             ------------------------------------------------------------------------
                                     5/31/03           2002              2001            2000           1999            1998
CLASS I                            (UNAUDITED)

Net asset value, beginning
of period                          $10.14             $13.13            $18.74          $21.82          $16.63          $15.26
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income
  (loss)                            $0.02              $0.01            $(0.01)         $(0.01)         $(0.02)          $0.03
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency               0.31              (3.00)            (3.54)           0.29            6.14            3.01
--------------------------------   ------             ------            ------          ------          ------          ------
Total from investment
operations                          $0.33             $(2.99)           $(3.55)          $0.28           $6.12           $3.04
--------------------------------   ------             ------            ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $--                $--               $--             $--             $--          $(0.05)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                               --                 --                --              --              --           (0.01)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                --                 --             (1.98)          (3.36)          (0.93)          (1.61)
--------------------------------   ------             ------            ------          ------          ------          ------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                         --                 --             (0.08)             --              --              --
--------------------------------   ------             ------            ------          ------          ------          ------
  Total distributions
  declared to shareholders            $--                $--            $(2.06)         $(3.36)         $(0.93)         $(1.67)
--------------------------------   ------             ------            ------          ------          ------          ------
Net asset value, end
of period                          $10.47             $10.14            $13.13          $18.74          $21.82          $16.63
--------------------------------   ------             ------            ------          ------          ------          ------
Total return (%)                     3.25++           (22.77)           (21.88)           0.83           38.93           22.54
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued


                                   SIX MONTHS                                       YEAR ENDED 11/30
                                      ENDED           --------------------------------------------------------------------------
                                     5/31/03            2002              2001            2000           1999            1998
CLASS I (CONTINUED)                (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(S):
Expenses##                           1.00+              0.98              0.93            0.86            0.92            0.98
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         0.42+              0.07             (0.10)          (0.06)          (0.09)           0.20
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                     30                 95               111             117             155             123
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $68,399            $77,534          $118,595        $138,248         $71,099         $30,705
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. Certain prior year amounts have been reclassified to conform to the current year's presentation. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)        $0.02                $--+++         $(0.03)         $(0.03)         $(0.03)            $--
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                           1.04+              1.05              1.02            0.95            0.96              --
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         0.38+              0.00             (0.19)          (0.15)          (0.13)             --
--------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

                                                                  PERIOD ENDED
                                                                      5/31/03*
                                                                   (UNAUDITED)

CLASS R

Net asset value, beginning of period                                    $9.34
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                  $--+++
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                               1.04
-------------------------------------------------------------------   -------
Total from investment operations                                        $1.04
-------------------------------------------------------------------   -------
Net asset value, end of period                                         $10.38
-------------------------------------------------------------------   -------
Total return (%)                                                        11.13++
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.50+
--------------------------------------------------------------------------------
Net investment loss                                                     (0.08)+
--------------------------------------------------------------------------------
Portfolio turnover                                                         30
--------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $11
--------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the period indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

--------------------------------------------------------------------------------

Net investment loss                                                       $--+++

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                               1.54+
--------------------------------------------------------------------------------
Net investment loss                                                     (0.12)+
--------------------------------------------------------------------------------

  * For the period from the inception of Class R shares, December 31, 2002, through May 31, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

                                                 SIX MONTHS ENDED   PERIOD ENDED
                                                     5/31/03         11/30/02*
CLASS 529A                                         (UNAUDITED)

Net asset value, beginning of period                 $10.07          $9.69
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                       $--+++         $--+++
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                 0.29           0.38
-------------------------------------------------    ------         ------
Total from investment operations                      $0.29          $0.38
-------------------------------------------------    ------         ------
Net asset value, end of period                       $10.36         $10.07
-------------------------------------------------    ------         ------
Total return (%)(+)                                    2.88++         3.92++
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                             1.60+          1.58+
--------------------------------------------------------------------------------
Net investment income (loss)                          (0.06)+         0.03+
--------------------------------------------------------------------------------
Portfolio turnover                                       30             95
--------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $48            $25
--------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                     $--+++         $--+++
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                             1.64+          1.65+
--------------------------------------------------------------------------------
Net investment loss                                   (0.10)+        (0.04)+
--------------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through November 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total return for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

                                                 SIX MONTHS ENDED   PERIOD ENDED
                                                     5/31/03         11/30/02*
CLASS 529B                                         (UNAUDITED)

Net asset value, beginning of period                  $9.42          $9.08
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                             $(0.03)        $(0.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                 0.27           0.36
-------------------------------------------------    ------         ------
Total from investment operations                      $0.24          $0.34
-------------------------------------------------    ------         ------
Net asset value, end of period                        $9.66          $9.42
-------------------------------------------------    ------         ------
Total return (%)                                       2.55++         3.74++
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                             2.25+          2.23+
--------------------------------------------------------------------------------
Net investment loss                                   (0.73)+        (0.74)+
--------------------------------------------------------------------------------
Portfolio turnover                                       30             95
--------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $50            $14
--------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                  $(0.03)        $(0.02)
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                             2.29+          2.30+
--------------------------------------------------------------------------------
Net investment loss                                   (0.77)+        (0.81)+
--------------------------------------------------------------------------------

  * For the period from the inception of Class 529B shares, July 31, 2002, through November 30, 2002.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

                                                 SIX MONTHS ENDED   PERIOD ENDED
                                                     5/31/03         11/30/02*
CLASS 529C                                         (UNAUDITED)

Net asset value, beginning of period                  $9.37          $9.03
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                             $(0.03)        $(0.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                 0.27           0.36
-------------------------------------------------    ------         ------
Total from investment operations                      $0.24          $0.34
-------------------------------------------------    ------         ------
Net asset value, end of period                        $9.61          $9.37
-------------------------------------------------    ------         ------
Total return (%)                                       2.45++         3.77++
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                             2.25+          2.23+
--------------------------------------------------------------------------------
Net investment loss                                   (0.76)+        (0.71)+
--------------------------------------------------------------------------------
Portfolio turnover                                       30             95
--------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $39            $15
--------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                  $(0.04)        $(0.02)
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                             2.29+          2.30+
--------------------------------------------------------------------------------
Net investment loss                                   (0.80)+        (0.78)+
--------------------------------------------------------------------------------

  * For the period from the inception of Class 529C shares, July 31, 2002, through November 30, 2002.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Capital Opportunities Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and Chase Manhattan Bank ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $13,679 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $211,867 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and real estate investment trusts.

The tax character of distributions declared for the years ended
November 30, 2002 and November 30, 2001 was as follows:

                                                   11/30/02           11/30/01
Distributions declared from:
-------------------------------------------------------------------------------
  Ordinary income                                       $--       $311,024,593
-------------------------------------------------------------------------------
  Long-term capital gain                                 --        309,686,744
-------------------------------------------------------------------------------
Total distributions declared                            $--       $620,711,337
-------------------------------------------------------------------------------

The fund paid no distributions for the year ended November 30, 2002.

As of November 30, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Capital loss carryforward                  $(3,069,693,882)
      -----------------------------------------------------------
      Unrealized loss                                (31,866,742)
      -----------------------------------------------------------
      Other temporary differences                    (52,769,032)
      -----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on November 30, 2010 ($1,597,193,465) and November 30, 2009 ($1,472,500,417).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has voluntarily agreed to reduce its management fee to 0.65% of the fund's average net assets in excess of $1.5 billion, 0.625% of average net assets in excess of $3 billion, 0.60% of average net assets in excess of $5 billion, and 0.575% of average net assets in excess of $10 billion. This voluntary waiver, which is shown as a reduction of total expenses in the Statement of Operations, may be rescinded by MFS only with the approval of the fund's Board of Trustees. Management fees incurred for the six months ended May 31, 2003 were 0.71% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in the Trustees' compensation is a net increase of $3,479 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $6,978 for inactive Trustees for the six months ended May 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $50,872 and $21 for the six months ended May 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                      CLASS    CLASS    CLASS
                   CLASS A  CLASS B  CLASS C CLASS R   529A     529B     529C

Distribution Fee    0.10%    0.75%    0.75%   0.25%    0.25%    0.75%    0.75%
--------------------------------------------------------------------------------
Service Fee         0.25%    0.25%    0.25%   0.25%    0.25%    0.25%    0.25%
--------------------------------------------------------------------------------
Total
Distribution
Plan                0.35%    1.00%    1.00%   0.50%    0.50%    1.00%    1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended May 31, 2003, amounted to:

                                                         CLASS    CLASS    CLASS
                          CLASS A   CLASS B   CLASS C     529A     529B     529C

Service Fee
Retained by MFD           $40,956   $3,207    $2,876      $17      $0       $0
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended May 31, 2003, were as follows:

                                                      CLASS    CLASS    CLASS
                   CLASS A  CLASS B  CLASS C CLASS R   529A     529B     529C
Total
Distribution
Plan                0.25%    1.00%    1.00%   0.50%    0.35%    1.00%    1.00%
--------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee and 0.15% per annum of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended May 31, 2003, were as follows:

                           CLASS A    CLASS B    CLASS C  CLASS 529B  CLASS 529C
Contingent Deferred
Sales Charges Imposed      $27,813  $1,132,574   $11,606      $0         $0
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $771,568,320 and $1,084,994,662, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

         Aggregate cost                                   $2,571,739,313
         ----------------------------------------------------------------
         Gross unrealized appreciation                      $316,696,441
         ----------------------------------------------------------------
         Gross unrealized depreciation                      (183,498,475)
         ----------------------------------------------------------------
         Net unrealized appreciation                        $133,197,966
         ----------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Six months ended                       Year ended
                                               5/31/03                             11/30/02
                                      SHARES            AMOUNT            SHARES             AMOUNT

CLASS A SHARES

Shares sold                           97,035,332       $898,628,087      146,416,707      $1,636,257,705
-----------------------------------------------------------------------------------------------------------
Shares reacquired                   (114,866,562)    (1,065,216,883)    (179,031,558)     (1,962,355,373)
-----------------------------------------------------------------------------------------------------------
Net decrease                         (17,831,230)     $(166,588,796)     (32,614,851)      $(326,097,668)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                            3,590,050        $31,478,481       11,197,911        $124,189,864
-----------------------------------------------------------------------------------------------------------
Shares reacquired                    (15,295,121)      (132,772,502)     (42,208,832)       (433,677,334)
-----------------------------------------------------------------------------------------------------------
Net decrease                         (11,705,071)     $(101,294,021)     (31,010,921)      $(309,487,470)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                            1,895,421        $16,572,795        5,968,834         $66,728,571
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (6,798,107)       (58,917,548)     (21,508,248)       (225,094,387)
-----------------------------------------------------------------------------------------------------------
Net decrease                          (4,902,686)      $(42,344,753)     (15,539,414)      $(158,365,816)
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                            6,478,286        $60,829,891        2,649,306         $31,514,428
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (7,591,623)       (70,756,277)      (4,040,310)        (47,583,887)
-----------------------------------------------------------------------------------------------------------
Net decrease                          (1,113,337)       $(9,926,386)      (1,391,004)       $(16,069,459)
-----------------------------------------------------------------------------------------------------------

                                                 Period ended
                                                   5/31/03*
                                           SHARES            AMOUNT

CLASS R SHARES

Shares sold                                1,051             $9,630
--------------------------------------------------------------------
Shares reacquired                              -                 (4)
--------------------------------------------------------------------
Net increase                               1,051             $9,626
--------------------------------------------------------------------

                                              Six months ended                      Period ended
                                                  5/31/03                            11/30/02**
                                          SHARES            AMOUNT            SHARES             AMOUNT

CLASS 529A SHARES

Shares sold                                2,170            $20,778            2,493             $23,849
---------------------------------------------------------------------------------------------------------
Shares reacquired                             (2)               (17)             (21)               (194)
---------------------------------------------------------------------------------------------------------
Net increase                               2,168            $20,761            2,472             $23,655
---------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                3,678            $31,958            1,555             $14,225
---------------------------------------------------------------------------------------------------------
Shares reacquired                             (6)               (50)             (22)               (192)
---------------------------------------------------------------------------------------------------------
Net increase                               3,672            $31,908            1,533             $14,033
---------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                2,437            $21,423            1,654             $14,675
---------------------------------------------------------------------------------------------------------
Shares reacquired                             (6)               (50)             (22)               (196)
---------------------------------------------------------------------------------------------------------
Net increase                               2,431            $21,373            1,632             $14,479
---------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class R shares, December 31, 2002, through May 31, 2003.
** For the period from the inception of Class 529A, Class 529B, and Class 529C shares, July 31, 2002, through November 30, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $10,189 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust VII, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant                        York, Senior Vice President (September 2000 to
Clerk                                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior         Executive Vice President and Chief Financial
Vice President and Associate General Counsel             Officer, General Manager, Mutual Funds (prior to
                                                         September 2000)
STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk                                       ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Senior          Assistant Treasurer
Vice President, General Counsel and Secretary             Massachusetts Financial Services Company, Vice
                                                          President
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                       JAMES O. YOST (born 06/12/60)
Massachusetts Financial Services Company, Vice            Assistant Treasurer
President (since April 2003); Brown Brothers              Massachusetts Financial Services Company, Senior
Harriman & Co., Senior Vice President (November           Vice President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       PORTFOLIO MANAGERS
Massachusetts Financial Services                         Irfan Ali(1)
Company                                                  Kenneth J. Enright(1)
500 Boylston Street, Boston, MA
02116-3741
                                                         CUSTODIANS
                                                         State Street Bank and Trust Company
DISTRIBUTOR                                              225 Franklin Street, Boston, MA 02110
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA                          JP Morgan Chase Bank
02116-3741                                               One Chase Manhattan Plaza
                                                         New York, NY 10081

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606         8 a.m. to 8 p.m., any
                                                    business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576         9 a.m. to 5 p.m., any
                                                    business day
--------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required    24 hours a day, 365 days a
bond outlooks                                       year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                             MVF-SEM-7/03  475M

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information requir ed to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  July 24, 2003
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  July 24, 2003
       -------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  July 24, 2003
       -------------

* Print name and title of each signing officer under his or her signature.